Municipal Total Return Managed Accounts Portfolio
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.9%
	MUNICIPAL BONDS – 101.9%
	Alabama – 1.3%
$850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	6/20 at 100.00	A1	$853,298
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
1,750	5.000%, 10/01/25 – AGM Insured (AMT)	No Opt. Call	AA	2,028,390
1,890	5.000%, 10/01/26 – AGM Insured (AMT)	No Opt. Call	AA	2,229,520
3,980	Baldwin County Public Building Authority, Alabama, Building Revenue Warrants, Jail Project, Series 2020, 4.000%, 3/01/45	3/30 at 100.00	AA	4,367,174
1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,389,672
	Tuscaloosa County Board of Education, Alabama, Special Tax School Warrants, Series 2017:
960	5.000%, 2/01/36	2/27 at 100.00	AA-	1,118,947
795	5.000%, 2/01/37	2/27 at 100.00	AA-	923,933
1,050	5.000%, 2/01/43	2/27 at 100.00	AA-	1,205,316
2,310	University of South Alabama, University Facilities Revenue Bonds, Series 2019A, 5.000%, 4/01/39 – BAM Insured	4/29 at 100.00	AA	2,713,904
14,855	Total Alabama			16,830,154
	Alaska – 0.4%
1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31	12/25 at 100.00	AA+	1,254,418
1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (AMT)	7/25 at 100.00	Baa2	1,518,888
1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	A+	1,711,725
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	5/20 at 100.00	B3	993,190
5,000	Total Alaska			5,478,221
	Arizona – 1.4%
	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2017A:
1,000	5.000%, 7/01/36	7/24 at 100.00	AA	1,114,700
1,000	5.000%, 7/01/37	7/24 at 100.00	AA	1,112,760
1,250	5.000%, 7/01/38	7/24 at 100.00	AA	1,388,737
1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2045, 17.072%, 1/01/43, 144A (IF) (4)	1/22 at 100.00	AA-	1,132,840

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D:
$100	3.000%, 7/01/22, 144A	No Opt. Call	BB	$97,284
100	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	94,167
1,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	878,720
115	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	111,581
1,000	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba2	1,029,390
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
3,450	5.000%, 7/01/35	7/25 at 100.00	A+	3,826,878
1,000	5.000%, 7/01/45	7/25 at 100.00	A+	1,095,110
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/28 (AMT)	7/23 at 100.00	AA-	1,087,990
250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	264,178
225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB-	230,317
355	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 5.875%, 4/01/22 (6)	6/20 at 100.00	N/R	333,636
410	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	414,120
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A:
220	3.900%, 9/01/24, 144A	No Opt. Call	BB+	216,977
1,500	5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	1,443,465
120	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 4.625%, 3/01/22, 144A	No Opt. Call	BB+	120,649
260	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011, 7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (5)	274,602
1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A	1,118,340
16,355	Total Arizona			17,386,441

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.3%
	Little Rock School District, Pulaski County, Arkansas, General Obligation Bonds, Refunding Series 2019:
$1,000	3.000%, 2/01/27	8/24 at 100.00	Aa2	$1,057,370
1,985	3.000%, 2/01/28	8/24 at 100.00	Aa2	2,094,413
2,985	Total Arkansas			3,151,783
	California – 10.8%
500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	AA-	507,435
100	California Educational Facilities Authority, Revenue Bonds, Loma Linda University Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	A	108,424
655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	1,000,774
5,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38 (UB) (4)	11/27 at 100.00	A+	5,703,300
1,300	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/35	3/26 at 100.00	A+	1,350,934
1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	6/20 at 100.00	BBB+	1,002,510
205	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35	8/27 at 100.00	BBB+	225,939
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/38 (UB)	11/27 at 100.00	AA-	5,408,200
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hosptial at Stanford, Series 2017A:
775	5.000%, 11/15/37 (UB) (4)	11/27 at 100.00	AA-	882,361
1,000	5.000%, 11/15/42 (UB) (4)	11/27 at 100.00	AA-	1,127,600
220	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB	229,783
100	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A	6/26 at 100.00	BB	98,421
1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,160,660
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
260	4.750%, 8/01/22	No Opt. Call	BB	263,458
675	5.000%, 8/01/32	8/22 at 100.00	BB	672,502
675	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	698,935
735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	BBB+	797,916
685	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30	8/27 at 100.00	BBB	769,687

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
$1,000	5.000%, 7/01/29	7/27 at 100.00	Baa2	$1,143,070
3,015	5.000%, 7/01/33	7/27 at 100.00	Baa2	3,353,856
1,750	4.000%, 7/01/42	7/27 at 100.00	Baa2	1,742,965
1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2 (5)	1,310,244
6,735	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/36 (AMT)	6/28 at 100.00	BBB-	7,157,284
890	California Municipal Finance Authority, Revenue Bonds, Southern California Institute of Architecture Project, Series 2017, 5.000%, 12/01/39	12/27 at 100.00	BBB+	938,754
3,810	California School Finance Authority Charter School Revenue Notes, Inspire Charter Schools, Series 2019B, 3.000%, 7/15/20, 144A	No Opt. Call	N/R	3,814,115
1,250	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25, 144A	No Opt. Call	BBB	1,257,462
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35, 144A	8/25 at 100.00	BBB	1,019,260
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
460	5.000%, 8/01/21, 144A	No Opt. Call	BBB	480,245
330	5.000%, 8/01/24, 144A	No Opt. Call	BBB	348,929
360	5.000%, 8/01/25, 144A	No Opt. Call	BBB	382,784
790	5.000%, 8/01/26, 144A	8/25 at 100.00	BBB	835,749
250	5.000%, 8/01/27, 144A	8/25 at 100.00	BBB	263,378
1,485	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A	10/27 at 100.00	BB+	1,439,604
755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33, 144A	10/22 at 100.00	BBB-	768,688
700	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	691,194
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
310	5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	309,017
325	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	304,064
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
450	4.000%, 7/01/20	No Opt. Call	BBB	451,994
510	5.000%, 7/01/21	No Opt. Call	BBB	531,012
640	5.000%, 7/01/22	No Opt. Call	BBB	663,379
1,075	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	1,110,604
300	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/25, 144A	No Opt. Call	BBB	322,002

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/36 (UB)	8/26 at 100.00	Aa2	$5,841,400
465	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	10/20 at 100.00	AA+	474,067
	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016:
825	5.000%, 10/01/31	10/26 at 100.00	A-	936,804
830	5.000%, 10/01/32	10/26 at 100.00	A-	937,427
3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36, 144A	6/26 at 100.00	BB	3,935,724
165	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/38, 144A	6/28 at 100.00	BB	167,617
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
1,675	5.000%, 5/15/34	5/27 at 100.00	Baa1	1,782,485
1,000	5.000%, 5/15/36	5/27 at 100.00	Baa1	1,057,720
4,000	El Cajon Redevelopment Agency Successor Agency, San Diego County, California, Tax Allocation Bonds, Refunding Series 2018, 5.000%, 10/01/34 – BAM Insured	10/28 at 100.00	AA	4,838,560
750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	774,825
1,250	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35	9/23 at 103.00	N/R	1,301,275
50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A+	61,094
1,400	Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%, 5/15/29 (AMT)	5/27 at 100.00	AA	1,608,880
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
2,500	5.000%, 5/15/44 (UB) (4)	5/29 at 100.00	Aa2	2,910,650
2,500	5.000%, 5/15/49 (UB) (4)	5/29 at 100.00	Aa2	2,892,875
	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
320	5.000%, 5/15/24	No Opt. Call	BBB	334,730
745	5.000%, 5/15/26	5/25 at 100.00	BBB	778,614
750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (AMT)	5/25 at 100.00	AA	845,767
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,200	5.000%, 5/15/33 (AMT)	5/26 at 100.00	AA-	2,459,974
500	5.000%, 5/15/34 (AMT)	5/26 at 100.00	AA-	557,540
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
1,000	5.000%, 5/15/33 (AMT)	5/27 at 100.00	AA-	1,132,480
2,000	5.000%, 5/15/34 (AMT)	5/27 at 100.00	AA-	2,257,820

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/33 (AMT)	11/27 at 100.00	AA-	$1,294,944
	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Bonds, LAXFUEL Corporation at Los Angeles International Airport, Refunding Series 2012:
750	5.000%, 1/01/22 (AMT)	No Opt. Call	A	797,925
3,000	5.000%, 1/01/32 (AMT)	1/22 at 100.00	A	3,130,380
365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	416,604
2,010	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	B+	2,098,601
85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	A- (5)	91,793
	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	1,116,139
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,299,576
1,215	Sacramento Area Flood Control Agency, California, Spcial Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	10/24 at 100.00	AA	1,393,471
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	699,575
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,461,106
300	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	327,255
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
1,000	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A+	1,120,850
500	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A+	558,300
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B:
2,000	5.000%, 7/01/34 (AMT)	7/29 at 100.00	A+	2,300,260
1,000	5.000%, 7/01/35 (AMT)	7/29 at 100.00	A+	1,144,770
1,000	5.000%, 7/01/36 (AMT)	7/29 at 100.00	A+	1,139,820
1,000	San Diego Unified Port District, California, Revenue Bonds, Refunding Series 2013A, 5.000%, 9/01/27	9/23 at 100.00	A+	1,120,170
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45 (AMT) (UB) (4)	5/29 at 100.00	A+	11,279,300
5,000	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 2019A, 5.000%, 1/01/24 (AMT)	No Opt. Call	A1	5,542,250
1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	1,444,736

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$550	San Jose, California, Airport Revenue Bonds, Refunding Series 2014A, 5.000%, 3/01/25 (AMT)	3/24 at 100.00	A	$608,404
1,530	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/29 (AMT)	3/27 at 100.00	A	1,760,143
500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (5)	543,610
	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017:
585	5.000%, 1/01/25	No Opt. Call	BBB+	654,510
1,110	5.000%, 1/01/26	No Opt. Call	BBB+	1,264,501
530	5.000%, 1/01/28	No Opt. Call	BBB+	619,231
1,000	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 – BAM Insured	9/26 at 100.00	AA	1,194,760
126,060	Total California			137,959,804
	Colorado – 3.0%
640	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015, 5.000%, 12/01/40	12/25 at 100.00	AA	754,406
1,270	Arkansas River Power Authority, Colorado, Power Supply System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30	10/28 at 100.00	BBB	1,388,809
4,275	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A, 5.250%, 12/01/32	6/29 at 100.00	AA+	5,506,713
	Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement Certificates of Participation, Series 2016:
1,000	5.000%, 6/15/33	6/26 at 100.00	Aa2	1,184,160
1,330	5.000%, 6/15/35	6/26 at 100.00	Aa2	1,569,865
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36, 144A	7/25 at 100.00	BB	460,840
300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/42	12/22 at 100.00	BB+	272,442
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,975	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,229,321
3,000	5.000%, 8/01/32	8/29 at 100.00	BBB+	3,361,080
3,500	5.000%, 8/01/33	8/29 at 100.00	BBB+	3,899,070
1,635	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A+	1,745,542
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196, 19.050%, 1/01/35, 144A (IF) (4)	1/24 at 100.00	AA-	1,414,680
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.000%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (5)	1,027,040

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$900	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.000%, 12/01/33	12/23 at 103.00	N/R	$853,011
1,240	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/28	12/26 at 100.00	Baa2	1,265,656
500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	502,950
	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2018:
1,250	5.250%, 12/01/33	12/27 at 100.00	AA	1,578,762
1,665	5.500%, 12/01/36	12/27 at 100.00	AA	2,082,865
1,130	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	1,312,077
1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	Baa3	1,003,760
3,320	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2012A, 5.000%, 11/01/32	11/22 at 100.00	AA+	3,577,632
500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	500,755
1,085	Weld County School District RE8, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/01/31	12/26 at 100.00	Aa2	1,319,089
34,015	Total Colorado			38,810,525
	Connecticut – 0.9%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/36	7/27 at 100.00	A	548,630
410	5.000%, 7/01/37	7/27 at 100.00	A	448,626
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	AA-	2,794,425
	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017:
1,500	5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	1,573,035
6,465	5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	6,574,194
11,375	Total Connecticut			11,938,910
	Delaware – 0.1%
535	Delaware Economic Development Authority, Delaware, Delaware, First State Montessori Academy, Inc Project, Series 2019A, 4.000%, 8/01/29	No Opt. Call	BBB-	555,635
390	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A, 2.800%, 9/01/26	No Opt. Call	BBB+	375,804
670	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB+	675,594
1,595	Total Delaware			1,607,033

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 3.5%
$5,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2012C, 5.000%, 10/01/29	10/22 at 100.00	AA+	$5,445,400
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39	4/26 at 100.00	AA+	2,315,440
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34	4/27 at 100.00	AAA	2,406,860
5,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B, 5.000%, 10/01/49 (UB) (4)	4/28 at 100.00	AAA	5,903,350
1,000	District of Columbia, General Obligation Bonds, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	Aaa	1,160,690
1,000	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	1,146,260
5,000	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2010A, 5.000%, 12/01/29	6/20 at 100.00	AAA	5,016,300
5,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A, 4.000%, 3/01/40 (UB) (4)	9/29 at 100.00	AAA	5,657,700
	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/28 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,136,220
1,000	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,136,220
575	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	653,326
5,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/33	4/27 at 100.00	A-	5,510,000
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017A, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,102,400
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017B, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,102,400
	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2019:
250	5.000%, 7/01/28	No Opt. Call	BBB+	276,658
250	5.000%, 7/01/29	No Opt. Call	BBB+	277,883
2,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/31 (AMT)	10/22 at 100.00	AA-	2,145,060
40,075	Total District of Columbia			44,392,167
	Florida – 8.4%
1,210	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB	1,219,099
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB	781,028
5,000	Brevard County School Board, Florida, Certificates of Participation, Refunding Series 2017A, 5.000%, 7/01/31	7/27 at 100.00	Aa3	6,018,700
1,930	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/35 (AMT)	10/27 at 100.00	A+	2,169,494

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Broward County, Florida, Airport System Revenue Bonds, Series 2019A:
$2,750	5.000%, 10/01/37 (AMT)	10/29 at 100.00	A+	$3,146,770
1,750	5.000%, 10/01/39 (AMT)	10/29 at 100.00	A+	1,991,150
1,000	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/23 – AGM Insured (AMT)	9/21 at 100.00	AA	1,051,340
2,000	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/35 (AMT)	9/29 at 100.00	A1	2,322,120
3,680	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A+	4,201,382
3,035	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,499,932
500	Clearwater, Florida, Water and Sewer Revenue Bonds, Refunding Series 2020, 5.000%, 12/01/32	12/29 at 100.00	AA+	636,855
	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2018C:
1,225	5.000%, 10/01/36	10/28 at 100.00	AA	1,500,062
1,315	5.000%, 10/01/37	10/28 at 100.00	AA	1,602,906
1,000	5.000%, 10/01/38	10/28 at 100.00	AA	1,211,990
	Deerfield Beach, Florida, Capital Improvement Revenue Bonds, Series 2018:
2,865	5.000%, 12/01/37	12/28 at 100.00	AA	3,469,343
1,200	5.000%, 12/01/38	12/28 at 100.00	AA	1,448,928
	Florida Atlantic University FAU Finance Corporation, Capital Improvement Revenue Bonds, Student Housing Project, Series 2019B:
2,495	4.000%, 7/01/37	7/29 at 100.00	A1	2,743,776
2,295	4.000%, 7/01/38	7/29 at 100.00	A1	2,515,664
495	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	501,291
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
175	5.150%, 7/01/27, 144A	No Opt. Call	N/R	165,652
385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	328,879
170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	175,335
3,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	7/20 at 105.00	N/R	2,545,590
1,710	Florida Gulf Coast University Finanacing Corporation, Capital Improvement Revenue Bonds, Refunding Housing Project, Series 2019A, 3.000%, 2/01/39	2/30 at 100.00	A+	1,554,646
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.125%, 6/01/27 (AMT)	6/21 at 100.00	AA+	2,084,100
3,465	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	3,797,155

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A:
$2,560	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	$2,961,510
4,000	5.000%, 10/01/28 (AMT)	No Opt. Call	AA-	4,731,720
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017:
1,010	5.000%, 10/01/32 (AMT)	10/27 at 100.00	A+	1,140,361
400	5.000%, 10/01/34 (AMT)	10/27 at 100.00	A+	448,004
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/28 (AMT)	10/25 at 100.00	AA-	1,696,560
715	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/35 (AMT)	10/28 at 100.00	AA-	790,811
3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (AMT)	10/23 at 100.00	A+	3,262,470
1,110	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B, 5.000%, 6/01/53, 144A	6/28 at 100.00	N/R	854,189
1,650	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist Health Properties, Refunding Series 2017, 5.000%, 8/15/35	8/27 at 100.00	AA	1,909,462
1,700	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB-	1,679,413
	Lee County, Florida, Solid Waste System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 10/01/24 (AMT)	No Opt. Call	A	1,245,809
605	5.000%, 10/01/26 (AMT)	No Opt. Call	A	703,016
1,155	Marco Island, Florida, Utility System Revenue Bonds, Refunding Series 2016, 3.000%, 10/01/33	10/26 at 100.00	Aa3	1,202,990
5,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46 (UB) (4)	1/29 at 100.00	AA	5,273,200
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
850	5.000%, 11/15/23	No Opt. Call	A-	935,655
250	5.000%, 11/15/26	11/24 at 100.00	A-	278,825
375	5.000%, 11/15/27	11/24 at 100.00	A-	417,345
500	5.000%, 11/15/28	11/24 at 100.00	A-	552,610
	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	A-	954,990
920	5.000%, 10/01/28	10/24 at 100.00	A-	973,231
500	5.000%, 10/01/30	10/24 at 100.00	A-	524,990
2,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30, 144A	3/23 at 100.00	Aa3	2,202,800
705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (AMT)	10/22 at 100.00	A	755,788

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (AMT)	10/24 at 100.00	A	$1,274,877
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,100,770
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/38 (AMT)	10/28 at 100.00	A	4,436,200
2,290	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2016B, 4.000%, 10/01/34	10/26 at 100.00	Aa2	2,509,359
1,250	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35 – AGM Insured	11/27 at 100.00	AA	1,479,513
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1:
400	5.000%, 10/01/35	10/29 at 100.00	BBB+	464,668
250	5.000%, 10/01/36	10/29 at 100.00	BBB+	289,280
250	5.000%, 10/01/38	10/29 at 100.00	BBB+	287,240
250	5.000%, 10/01/39	10/29 at 100.00	BBB+	286,528
425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	496,183
505	Pinellas County School Board, Florida, Certificates of Participation, Master Lease Program, Seris 2017A, 5.000%, 7/01/37	7/27 at 100.00	Aa3	593,774
850	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36	10/28 at 100.00	A1	986,051
2,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/33	5/26 at 100.00	AA	2,168,140
500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA+	560,230
1,310	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29	9/26 at 100.00	A+	1,551,368
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	7,309
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/20 (6)	No Opt. Call	N/R	—
20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (7)	6/20 at 100.00	N/R	17,286
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	6/20 at 100.00	N/R	9,945
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	6/20 at 100.00	N/R	—
96,405	Total Florida			106,697,657
	Georgia – 1.5%
2,210	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/31 (AMT)	1/22 at 100.00	AA-	2,309,737
5,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT) (UB) (4)	7/29 at 100.00	AA-	5,219,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Bond Trust 2015-XF0234, 21.885%, 3/01/23, 144A (IF) (4)	No Opt. Call	Aa2	$365,792
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A:
1,335	4.000%, 7/01/44 (UB) (4)	7/29 at 100.00	AA+	1,424,552
3,665	4.000%, 7/01/49 (UB) (4)	7/29 at 100.00	AA+	3,877,973
	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A:
2,390	5.000%, 4/01/35	4/27 at 100.00	A	2,657,704
1,380	5.000%, 4/01/37	4/27 at 100.00	A	1,524,803
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
600	2.300%, 6/01/27	No Opt. Call	AAA	616,530
675	2.350%, 12/01/27	No Opt. Call	AAA	695,871
17,475	Total Georgia			18,692,312
	Hawaii – 1.0%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Mid-Pacific Project, Series 2020:
300	4.000%, 1/01/25	No Opt. Call	BBB+	322,605
500	4.000%, 1/01/26	No Opt. Call	BBB+	541,325
665	4.000%, 1/01/27	No Opt. Call	BBB+	724,910
350	4.000%, 1/01/28	No Opt. Call	BBB+	382,949
360	4.000%, 1/01/29	No Opt. Call	BBB+	394,812
250	4.000%, 1/01/30	No Opt. Call	BBB+	274,335
275	4.000%, 1/01/31	1/30 at 100.00	BBB+	298,518
270	4.000%, 1/01/32	1/30 at 100.00	BBB+	289,680
200	4.000%, 1/01/33	1/30 at 100.00	BBB+	212,642
	Hawaii State Department of Transportation - Airports Division, Lease Revenue Certificates of Participation, Series 2013:
1,000	5.250%, 8/01/24 (AMT)	8/23 at 100.00	A+	1,094,560
1,600	5.000%, 8/01/28 (AMT)	8/23 at 100.00	A+	1,729,984
2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (AMT)	7/25 at 100.00	AA-	2,172,280
	Hawaii State, General Obligation Bonds, Series 2011DZ:
990	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	1,056,884
610	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+ (5)	651,712
2,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2015A, 5.000%, 10/01/37	10/25 at 100.00	Aa1	2,307,040
11,370	Total Hawaii			12,454,236

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.9%
	Boise State University, Idaho, General Revenue Bonds, Series 2018A:
$240	5.000%, 4/01/34	4/28 at 100.00	Aa3	$278,702
575	5.000%, 4/01/38	4/28 at 100.00	Aa3	658,375
600	5.000%, 4/01/39	4/28 at 100.00	Aa3	685,218
	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
500	5.000%, 6/01/29	12/24 at 100.00	A3	575,890
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,148,440
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,395,265
	Canyon County School District 139, Idaho, General Obligation Bonds, Series 2019B:
1,000	5.000%, 9/15/37	3/29 at 100.00	Aaa	1,246,330
750	5.000%, 9/15/39	3/29 at 100.00	Aaa	929,573
1,250	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/37	9/28 at 100.00	A-	1,414,688
865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA-	1,007,128
1,070	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A, 4.600%, 9/01/27	9/22 at 100.00	A3	1,142,546
9,940	Total Idaho			11,482,155
	Illinois – 5.7%
	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
920	4.000%, 12/01/22	No Opt. Call	A3	962,200
1,395	4.000%, 12/01/23	No Opt. Call	A3	1,478,867
1,985	Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A, 5.000%, 1/01/34	1/28 at 100.00	AA	2,342,637
684	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	5/20 at 100.00	N/R	684,452
100	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2016C, 5.000%, 1/01/27	1/26 at 100.00	A	113,387
	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A:
2,000	5.000%, 1/01/27 (AMT)	1/24 at 100.00	A	2,148,640
3,000	5.000%, 1/01/30 (AMT)	1/24 at 100.00	A	3,187,530
105	Cook County School District 97 Oak Park, Illinois, General Obligation Bonds, School Series 2020, 4.000%, 1/01/25	No Opt. Call	Aa2	117,645
100	Cook County Township High School District 202 Evanston, Illinois, General Obligation Bonds, Limited School Series 2012, 3.000%, 12/01/20	No Opt. Call	Aaa	101,213
500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.750%, 10/15/40	10/20 at 100.00	BB-	496,690
175	DuPage and Cook Counties Community Unit School District 205, Elmhurst, Illinois, General Obligation Bonds, Refunding Series 2016, 5.000%, 1/01/22	No Opt. Call	AA+	186,212

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$175	DuPage County Community Unit School District 200, Wheaton, Illinois, General Obligation Bonds, Refunding Series 2016, 4.000%, 11/01/22	No Opt. Call	AA+	$185,390
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019A:
725	5.000%, 12/01/38	12/29 at 100.00	AA+	878,598
760	5.000%, 12/01/39	12/29 at 100.00	AA+	918,057
795	5.000%, 12/01/40	12/29 at 100.00	AA+	955,431
770	5.000%, 12/01/41	12/29 at 100.00	AA+	921,397
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019B:
930	5.000%, 12/01/38	12/29 at 100.00	AA+	1,127,030
975	5.000%, 12/01/39	12/29 at 100.00	AA+	1,177,771
100	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 5.000%, 5/15/25	No Opt. Call	A	113,176
785	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BB+	812,404
115	Illinois Finance Authority, Local Government Program Revenue Bonds, Elmhurst Community Unit School District 205 Project, Series 2019, 5.000%, 1/01/29	1/28 at 100.00	AA+	142,815
360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 17.246%, 9/01/32, 144A (IF) (4)	9/22 at 100.00	AA+	447,768
1,045	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, 5.000%, 5/01/45 (UB) (4)	5/25 at 100.00	AA	1,138,130
4,000	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 5.000%, 8/15/35 (UB) (4)	8/27 at 100.00	AA	4,541,000
4,500	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Refunding Series 2018A, 4.250%, 1/01/44	1/28 at 100.00	A	4,701,870
3,000	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Series 2017A, 5.000%, 1/01/36	1/27 at 100.00	A	3,335,430
5,000	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, 4.000%, 7/01/37	7/26 at 100.00	A	5,207,600
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A:
170	5.000%, 7/15/22	No Opt. Call	AA+	183,095
2,400	4.000%, 7/15/36 (UB) (4)	1/28 at 100.00	AA+	2,566,176
1,500	4.000%, 7/15/37 (UB) (4)	1/28 at 100.00	AA+	1,596,870
475	4.000%, 7/15/47 (UB) (4)	1/28 at 100.00	AA+	492,594
1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 4.000%, 11/15/33	11/25 at 100.00	A	1,047,800
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
25	5.000%, 8/15/21	No Opt. Call	Baa1	25,991
220	5.000%, 8/15/23	No Opt. Call	Baa1	240,757

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2014A, 5.000%, 10/01/24	No Opt. Call	AA+	$290,315
350	Illinois State, General Obligation Bonds, February Series 2014, 4.000%, 2/01/21	No Opt. Call	BBB-	347,963
4,830	Knox & Warren Counties Community Unit School District 205 Galesburg, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37	12/27 at 100.00	AA-	5,892,069
710	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	836,558
2,275	McHenry and Lake Counties Community High School District 156, Illinois, General Obligation Bonds, Series 2019, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,640,274
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
380	5.000%, 6/15/50	6/20 at 100.00	BBB	381,569
155	5.200%, 6/15/50	6/20 at 100.00	BBB	155,676
5,780	5.250%, 6/15/50	6/20 at 100.00	BBB	5,805,548
570	Mount Prospect, Cook County, Illinois, General Obligation Bonds, Series 2019B, 3.000%, 12/01/37	12/26 at 100.00	AA+	579,616
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	1,051,090
1,000	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2018B, 5.000%, 10/01/39	4/25 at 100.00	BBB+	1,012,310
150	Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose Series 2013A, 4.000%, 12/01/32	12/22 at 100.00	Aa1	158,285
750	Stephenson County School District 145 Freeport, Illinois, General Obligation Bonds, Limited School Series 2018A, 5.000%, 2/01/34 – AGM Insured	2/28 at 100.00	AA	902,700
4,000	The County of Will, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2019, 4.000%, 11/15/47	11/29 at 100.00	AA+	4,382,200
100	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	A1	105,727
100	University of Illinois, UIC South Campus Development Project Revenue Bonds, Series 2003, 5.000%, 1/15/23 – NPFG Insured	6/20 at 100.00	A2	100,193
1,000	Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%, 12/01/43	12/22 at 100.00	Aaa	1,037,380
2,500	Winnetka, Cook County, Illinois, General Obligation Bonds, Series 2014, 5.000%, 12/15/43	12/21 at 100.00	Aaa	2,629,975
66,689	Total Illinois			72,886,071
	Indiana – 6.1%
1,700	Carmel Redevelopment District, Indiana, Certificates of Participation, Series 2010C, 6.500%, 7/15/35 (Pre-refunded 1/15/21)	1/21 at 100.00	N/R (5)	1,765,501

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	GCS School Building Corporation One, Elkhart County, Indiana, First Mortgage Bonds, Series 2019:
$565	5.000%, 1/15/26	No Opt. Call	AA+	$673,604
580	5.000%, 7/15/26	No Opt. Call	AA+	699,741
590	5.000%, 1/15/27	No Opt. Call	AA+	719,700
605	5.000%, 7/15/27	No Opt. Call	AA+	746,201
620	5.000%, 1/15/28	No Opt. Call	AA+	771,751
635	5.000%, 7/15/28	No Opt. Call	AA+	798,030
655	5.000%, 1/15/29	No Opt. Call	AA+	828,385
670	5.000%, 7/15/29	No Opt. Call	AA+	853,875
685	5.000%, 1/15/30	7/29 at 100.00	AA+	877,088
405	5.000%, 7/15/30	7/29 at 100.00	AA+	517,995
720	5.000%, 1/15/31	7/29 at 100.00	AA+	916,042
740	5.000%, 7/15/31	7/29 at 100.00	AA+	939,733
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2018:
700	5.000%, 7/15/35	1/28 at 100.00	AA+	841,442
795	5.000%, 7/15/36	1/28 at 100.00	AA+	951,432
500	5.000%, 7/15/37	1/28 at 100.00	AA+	596,210
1,000	5.000%, 7/15/38	1/28 at 100.00	AA+	1,188,380
850	IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 4.000%, 11/01/48	11/28 at 100.00	AA-	873,451
1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	A-	1,580,565
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	A-	619,987
425	5.000%, 2/01/27	2/24 at 100.00	A-	469,676
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Series 2019:
1,100	5.000%, 2/01/33	8/29 at 100.00	A-	1,236,697
1,350	5.000%, 2/01/35	8/29 at 100.00	A-	1,505,236
2,565	Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw University Project, Series 2019, 5.000%, 7/01/37	7/29 at 100.00	A3	2,830,298
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc, Series 2009A, 7.000%, 10/01/39	6/20 at 100.00	B	525,284
3,725	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40	12/28 at 100.00	A2	4,283,452
2,800	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bond Series 2019A, 5.000%, 2/01/38	2/29 at 100.00	AAA	3,444,084
3,500	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bonds, Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AAA	4,438,245

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2019D:
$1,715	5.000%, 2/01/35 (AMT)	2/29 at 100.00	AAA	$2,104,065
1,800	5.000%, 2/01/36 (AMT)	2/29 at 100.00	AAA	2,198,556
2,020	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 5.000%, 11/15/34	11/25 at 100.00	AA+	2,289,670
1,420	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C, 5.000%, 1/01/38	7/26 at 100.00	A+	1,641,463
1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	1,134,140
670	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A+	781,863
1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%, 1/01/28 (AMT)	1/25 at 100.00	A1	1,653,105
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%, 2/01/49 (UB) (4)	2/29 at 100.00	AAA	5,828,500
1,625	Ivy Tech Community College, Indiana, Student Fee Revenue Bonds, Series 2018V, 5.000%, 7/01/36	7/28 at 100.00	AA	1,963,861
400	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Ba1	415,676
	North Montgomery High School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
2,375	5.000%, 7/15/35	7/26 at 100.00	AA+	2,780,959
2,480	5.000%, 7/15/36	7/26 at 100.00	AA+	2,890,167
	Plymouth Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
1,655	5.000%, 1/15/34	7/28 at 100.00	AA+	2,011,752
3,655	5.000%, 7/15/36	7/28 at 100.00	AA+	4,386,512
	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
500	5.000%, 1/01/28	1/25 at 100.00	A	555,460
815	5.000%, 1/01/29	1/25 at 100.00	A	902,621
	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds, Series 2019:
1,590	5.000%, 7/15/37	1/30 at 100.00	AA+	1,933,154
3,300	5.000%, 7/15/38	1/30 at 100.00	AA+	3,989,469
1,710	5.000%, 1/15/39	1/30 at 100.00	AA+	2,059,216
66,295	Total Indiana			78,012,294
	Iowa – 0.3%
	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (AMT)	6/22 at 100.00	A2	1,057,000
1,000	5.000%, 6/01/28 (AMT)	6/22 at 100.00	A2	1,055,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (AMT)	6/20 at 100.00	AA	$747,108
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/20 at 100.00	B-	1,513,935
4,245	Total Iowa			4,374,003
	Kansas – 1.3%
1,075	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Ba1	1,105,046
4,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2018A, 5.000%, 9/01/36	9/27 at 100.00	AA	4,661,960
205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	237,396
2,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 20193A, 5.000%, 9/01/37	9/29 at 100.00	Aa2	2,613,828
1,495	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A, 4.000%, 9/01/31	9/27 at 100.00	AA	1,723,616
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/35	9/25 at 100.00	AA-	2,290,040
2,690	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B, 5.000%, 3/01/33	3/30 at 100.00	AA-	3,262,889
13,565	Total Kansas			15,894,775
	Kentucky – 0.1%
750	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26	No Opt. Call	Baa3	840,120
	Louisiana – 1.9%
	Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Louisiana, Refunding Series 2018B:
3,000	5.000%, 4/01/37 – AGM Insured (AMT)	4/28 at 100.00	AA	3,502,500
860	5.000%, 4/01/38 – AGM Insured (AMT)	4/28 at 100.00	AA	1,001,186
	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000	5.000%, 11/01/36 – AGM Insured	11/25 at 100.00	AA	1,146,340
805	5.000%, 11/01/37 – AGM Insured	11/25 at 100.00	AA	921,701
4,000	5.000%, 11/01/42 – AGM Insured	11/25 at 100.00	AA	4,566,000
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
2,000	5.000%, 5/15/33	5/27 at 100.00	A3	2,240,660
2,000	5.000%, 5/15/34	5/27 at 100.00	A3	2,228,260
2,640	5.000%, 5/15/35	5/27 at 100.00	A3	2,921,556
50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (5)	52,903

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$4,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/28	5/22 at 100.00	Aa2	$4,188,840
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
400	5.000%, 1/01/34 (AMT)	1/27 at 100.00	A	448,736
500	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A	559,450
355	5.000%, 1/01/36 (AMT)	1/27 at 100.00	A	395,822
21,610	Total Louisiana			24,173,954
	Maine – 0.1%
1,155	Portland, Maine, General Airport Revenue Bonds, Refunding Green Series 2019, 4.000%, 1/01/40	1/30 at 100.00	A-	1,216,331
	Maryland – 2.0%
730	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, 4.000%, 7/01/20	No Opt. Call	BBB-	732,482
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
205	4.000%, 7/01/20	No Opt. Call	A-	205,695
600	5.000%, 7/01/21	No Opt. Call	A-	621,594
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32	7/27 at 100.00	Baa3	272,580
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB+	1,058,120
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB+	1,056,790
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	519,085
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35	7/25 at 100.00	A+	1,265,964
625	5.000%, 7/01/40	7/25 at 100.00	A+	680,963
2,120	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	2,260,683
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/28	7/27 at 100.00	A	1,163,160
7,700	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/48	10/28 at 100.00	AA+	9,107,945
5,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2018A, 5.000%, 7/15/31	7/28 at 100.00	AAA	6,269,650
21,930	Total Maryland			25,214,711

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.2%
$1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A	$1,869,708
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
1,350	5.000%, 7/01/34	1/29 at 100.00	BBB+	1,524,433
1,255	5.000%, 7/01/36	1/29 at 100.00	BBB+	1,399,074
2,085	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018B, 4.000%, 2/15/43	2/24 at 100.00	AA+	2,178,304
3,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/37	4/27 at 100.00	Aa1	4,157,125
3,885	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/44	11/27 at 100.00	Aa1	4,585,854
13,735	Total Massachusetts			15,714,498
	Michigan – 1.8%
	Coldwater Communiuty Schools, Branch County, Michigan, General Obligation Bonds, School Building & Site Series 2018:
510	5.000%, 5/01/41	5/28 at 100.00	AA	608,665
1,220	5.000%, 5/01/42	5/28 at 100.00	AA	1,451,117
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43 (UB) (4)	11/28 at 100.00	Aa3	1,181,930
385	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	277,643
3,315	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	3,539,492
4,450	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/34 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (5)	4,822,287
	Oakland University, Michigan, General Revenue Bonds, Series 2019:
930	5.000%, 3/01/39	3/29 at 100.00	A1	1,071,843
1,000	5.000%, 3/01/40	3/29 at 100.00	A1	1,150,200
1,025	5.000%, 3/01/41	3/29 at 100.00	A1	1,175,552
1,900	Ottawa County, Michigan, General Obligation Bonds, Refunding Water Supply System Series 2015, 5.000%, 8/01/30	2/25 at 100.00	Aaa	2,219,352
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,330	5.000%, 9/01/31	3/24 at 100.00	A+	1,436,639
2,200	5.000%, 9/01/33	3/24 at 100.00	A+	2,362,294
1,140	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/35	11/25 at 100.00	Aa3	1,266,517
20,405	Total Michigan			22,563,531

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.4%
$835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 102.00	BB+	$857,988
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019:
1,155	3.000%, 12/01/29	No Opt. Call	BBB-	1,085,642
1,895	5.000%, 12/01/39	12/29 at 100.00	BBB-	2,035,211
1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	1,113,297
5,050	Total Minnesota			5,092,138
	Mississippi – 0.3%
750	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	784,643
1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA-	1,420,289
1,135	Mississippi Development Bank, Special Obligation Bonds, Rankin County School District General Obligation Project, Series 2019, 5.000%, 6/01/40	6/29 at 100.00	AA	1,381,204
3,075	Total Mississippi			3,586,136
	Missouri – 1.3%
1,485	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	BBB	1,600,964
1,000	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 5.000%, 9/01/36	9/28 at 100.00	Aa3	1,202,480
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
1,175	5.000%, 10/01/30	10/29 at 100.00	A	1,431,444
1,230	5.000%, 10/01/31	10/29 at 100.00	A	1,482,494
1,285	5.000%, 10/01/32	10/29 at 100.00	A	1,537,258
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42 (UB) (4)	5/25 at 102.00	A+	522,635
300	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	302,277
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/35	12/25 at 100.00	AA+	270,738
430	4.000%, 12/01/37	12/25 at 100.00	AA+	462,951
850	4.000%, 12/01/38	12/25 at 100.00	AA+	913,282
835	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A	941,538
274	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	6/20 at 100.00	N/R	150,626

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,500	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	$1,566,360
	Wentzville, Missouri, Certificates of Participation, Series 2019:
895	5.000%, 11/01/28	11/27 at 100.00	A3	1,096,715
590	5.000%, 11/01/30	11/27 at 100.00	A3	716,626
1,040	5.000%, 11/01/31	11/27 at 100.00	A3	1,255,072
1,090	5.000%, 11/01/32	11/27 at 100.00	A3	1,306,572
14,729	Total Missouri			16,760,032
	Montana – 1.2%
	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018:
675	5.000%, 6/01/36	6/28 at 100.00	A	763,398
1,255	5.000%, 6/01/37	6/28 at 100.00	A	1,414,937
1,500	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2007, 1.000%, 3/01/32 (Mandatory Put 3/01/21)	3/21 at 100.00	N/R	1,493,745
2,000	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2010, 1.000%, 3/01/35 (Mandatory Put 3/01/21)	3/21 at 100.00	N/R	1,991,660
2,765	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2013, 1.000%, 3/01/38 (Mandatory Put 3/01/21)	3/21 at 100.00	N/R	2,753,470
2,685	Montana State University, Facilities Revenue Bonds, Series 2018E, 5.000%, 11/15/43	11/27 at 100.00	Aa3	3,050,321
2,980	Yellowstone County K-12 School District 26 Lockwood, Montana, General Obligation Bonds, School Building Series 2018, 5.000%, 7/01/35	7/28 at 100.00	A	3,600,913
13,860	Total Montana			15,068,444
	Nebraska – 1.0%
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045	5.000%, 11/15/36	5/27 at 100.00	AA-	1,182,125
1,070	5.000%, 11/15/37	5/27 at 100.00	AA-	1,207,184
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A	1,009,197
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	5.000%, 7/01/27	No Opt. Call	BBB	1,174,590
1,500	5.000%, 7/01/28	7/27 at 100.00	BBB	1,744,740
525	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29	7/25 at 100.00	BBB	585,937
600	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/34 (AMT)	12/26 at 100.00	AA-	675,996

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	$1,194,740
2,800	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 5.000%, 12/15/47	6/28 at 100.00	Aa1	3,302,516
10,440	Total Nebraska			12,077,025
	Nevada – 1.3%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
505	5.000%, 9/01/31	9/27 at 100.00	A-	570,069
1,000	5.000%, 9/01/33	9/27 at 100.00	A-	1,110,100
4,000	Clark County, Nevada Airport Revenue Bonds, Senior Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	Aa2	4,356,480
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41 (UB) (4)	6/26 at 100.00	AA+	2,280,740
1,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 4.000%, 6/01/37	6/22 at 100.00	AA+	1,036,370
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,245	4.000%, 12/01/23	No Opt. Call	N/R	1,249,146
990	4.250%, 12/01/24	No Opt. Call	N/R	1,001,474
450	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24	No Opt. Call	N/R	437,535
2,425	Nevada System of Higher Education, Certificates of Participation, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	AA	2,350,795
	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A:
500	5.000%, 6/01/36	12/28 at 100.00	A3	539,740
1,000	5.000%, 6/01/37	12/28 at 100.00	A3	1,075,980
1,000	5.000%, 6/01/38	12/28 at 100.00	A3	1,072,800
16,115	Total Nevada			17,081,229
	New Hampshire – 0.5%
580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB+	612,312
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017:
3,145	5.000%, 7/01/35	7/27 at 100.00	BBB+	3,463,022
1,950	5.000%, 7/01/37	7/27 at 100.00	BBB+	2,133,709
160	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/36	2/28 at 100.00	A	177,082
5,835	Total New Hampshire			6,386,125

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 2.6%
$1,250	Bergen County Improvement Authority, New Jersey, County Guaranteed Project Note, Bergen New Bridge Medical Center Project, Series 2019A, 4.000%, 9/01/20	No Opt. Call	N/R	$1,260,150
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
460	5.000%, 7/15/23	No Opt. Call	BBB-	485,562
485	5.000%, 7/15/24	No Opt. Call	BBB-	517,476
510	5.000%, 7/15/25	No Opt. Call	BBB-	548,347
535	5.000%, 7/15/26	No Opt. Call	BBB-	578,752
560	5.000%, 7/15/27	No Opt. Call	BBB-	608,222
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25	No Opt. Call	BBB+	1,035,830
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
1,755	5.000%, 10/01/22 (AMT)	No Opt. Call	Ba1	1,815,232
1,525	5.000%, 10/01/23 (AMT)	No Opt. Call	Ba1	1,594,845
1,800	5.000%, 10/01/24 (AMT)	No Opt. Call	Ba1	1,901,826
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue, Refunding Series 2016A, 5.000%, 7/01/25	No Opt. Call	A-	2,199,260
5,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017, 5.000%, 10/01/29	4/28 at 100.00	BBB+	5,036,850
2,235	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28	6/26 at 100.00	A+	2,412,526
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB+	1,730,158
250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A, 5.250%, 6/15/30	6/21 at 100.00	BBB+	251,537
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.250%, 6/15/36	6/21 at 100.00	BBB+	2,033,080
265	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	264,067
325	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/33	6/22 at 100.00	BBB+	325,972
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
330	5.250%, 6/15/33	6/23 at 100.00	BBB+	333,788
645	5.000%, 6/15/36	6/23 at 100.00	BBB+	647,322
200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/32	6/25 at 100.00	BBB+	203,890
2,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/32	1/27 at 100.00	A+	2,303,580
310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 16.958%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	A+ (5)	400,235

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
$2,100	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	$2,114,574
1,300	5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa1	1,305,252
1,250	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,251,000
31,815	Total New Jersey			33,159,333
	New Mexico – 0.3%
2,880	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42 (Pre-refunded 8/01/22)	8/22 at 100.00	AA (5)	3,146,803
	New York – 5.9%
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1:
1,750	4.000%, 7/01/36 (UB) (4)	7/27 at 100.00	AA	1,914,535
1,750	4.000%, 7/01/37 (UB) (4)	7/27 at 100.00	AA	1,891,208
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured	3/30 at 100.00	AA	2,682,510
	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A:
2,670	4.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A	2,700,465
2,670	4.000%, 7/01/53 (UB) (4)	7/30 at 100.00	A	2,693,763
300	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	337,536
750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	Aa1	812,340
1,260	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Refundng Series 2017, 5.000%, 7/01/37	7/27 at 100.00	BBB	1,336,079
4,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36	2/27 at 100.00	Aa2	5,223,735
320	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	399,690
340	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A	436,308
1,455	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	1,617,363
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A	1,147,190
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/36	9/27 at 100.00	A	2,309,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E:
$115	5.000%, 5/15/21	No Opt. Call	N/R	$114,520
250	5.000%, 5/15/21	No Opt. Call	N/R	248,950
100	5.000%, 5/15/21	No Opt. Call	N/R	99,580
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/20	No Opt. Call	A+	750,375
100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012D, 5.000%, 11/15/20	No Opt. Call	A+	100,050
500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/20	No Opt. Call	A+	500,250
925	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Nazareth College of Rochester, Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	BBB+	1,003,283
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	5/20 at 100.00	B-	2,346,850
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
1,245	5.000%, 7/01/31	7/25 at 100.00	BBB	1,329,486
370	5.000%, 7/01/32	7/25 at 100.00	BBB	393,118
1,930	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB) (4)	6/25 at 100.00	AA+	2,182,714
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Subseries CC-1, 5.000%, 6/15/38	12/26 at 100.00	AA+	5,850,800
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/39	12/25 at 100.00	AA+	5,731,250
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38	8/26 at 100.00	AAA	3,449,370
775	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/38 (UB) (4)	8/26 at 100.00	Aa1	894,001
5,000	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/39	12/28 at 100.00	Aa1	5,862,700
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016B:
540	5.000%, 6/01/29	6/26 at 100.00	A	573,458
250	5.000%, 6/01/31	6/26 at 100.00	A-	262,335
2,840	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,723,759
3,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,, 5.000%, 6/15/42 (4)	6/27 at 100.00	AAA	3,512,340

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
$500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA (5)	$636,065
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA (5)	1,350,450
1,065	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	1,015,733
	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	653,630
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	686,041
915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	996,600
1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (AMT)	10/21 at 100.00	AA-	1,308,425
1,530	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, 5.000%, 9/15/27 (AMT)	No Opt. Call	AA-	1,807,404
1,410	Poughkeepsie City, New York, Bond Anticipation Notes, Series 2019A, 3.000%, 5/02/20	No Opt. Call	Ba1	1,410,000
600	Poughkeepsie City, New York, General Obligation Bonds, Refunding Public Improvement Series 2019, 5.000%, 6/01/31	6/26 at 100.00	Ba1	611,646
1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (AMT)	11/21 at 100.00	A1	1,046,450
260	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	297,560
465	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/54	10/29 at 100.00	N/R	425,233
69,190	Total New York			75,676,428
	North Carolina – 2.3%
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017B:
1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa3	1,115,840
1,000	5.000%, 7/01/47 (AMT)	7/27 at 100.00	Aa3	1,107,740
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019B:
890	5.000%, 7/01/29 (AMT)	No Opt. Call	Aa3	1,079,908
935	5.000%, 7/01/30 (AMT)	7/29 at 100.00	Aa3	1,124,777
985	5.000%, 7/01/31 (AMT)	7/29 at 100.00	Aa3	1,176,720
665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 13.263%, 7/01/38, 144A (IF) (4)	7/20 at 100.00	AAA	675,946
4,080	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/40	7/25 at 100.00	AAA	4,664,664

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
$125	5.000%, 10/01/41 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	$145,865
1,020	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	1,177,151
350	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	379,859
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,090,360
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,635,540
3,155	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49 (UB) (4)	1/30 at 100.00	AA-	3,270,000
340	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 21.668%, 6/01/20, 144A (IF) (4)	No Opt. Call	N/R	345,423
750	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2017A, 5.000%, 10/01/37	10/23 at 103.00	BBB	733,763
3,500	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/31	1/29 at 100.00	BBB	3,821,545
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32	1/27 at 100.00	BBB	1,070,830
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A:
1,110	5.000%, 5/01/31 (AMT)	5/27 at 100.00	Aa3	1,273,159
1,750	5.000%, 5/01/32 (AMT)	5/27 at 100.00	Aa3	1,994,807
1,135	5.000%, 5/01/33 (AMT)	5/27 at 100.00	Aa3	1,287,056
26,290	Total North Carolina			29,170,953
	North Dakota – 0.5%
1,000	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2015B, 5.000%, 5/01/22	No Opt. Call	Aa2	1,079,560
1,365	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	AA-	1,627,462
1,500	University of North Dakota, Housing and Auxiliary Faciilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,605,990
1,485	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/34	6/28 at 100.00	BBB-	1,530,872
5,350	Total North Dakota			5,843,884

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 2.3%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$975	4.000%, 6/01/37	6/30 at 100.00	A-	$1,033,042
945	4.000%, 6/01/38	6/30 at 100.00	A-	997,769
945	4.000%, 6/01/39	6/30 at 100.00	A-	994,688
	City of Elyria, Ohio, General Obligation Various Purpose Bonds, Series 2018:
1,315	5.000%, 12/01/39 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	1,483,281
3,045	5.000%, 12/01/43 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	3,434,669
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
115	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (5)	130,458
335	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	380,634
870	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38	4/28 at 100.00	AA	1,035,361
1,000	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 5.000%, 12/01/37	6/26 at 100.00	Aa1	1,166,270
2,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/35	5/25 at 100.00	AA+	2,241,140
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
2,250	5.000%, 6/01/36	6/28 at 100.00	AAA	2,750,940
2,250	5.000%, 6/01/37	6/28 at 100.00	AAA	2,742,277
500	Lorain County, Ohio, General Obligation Bonds, Limited Tax Various Purpose Series 2020A, 3.000%, 2/06/21	No Opt. Call	N/R	506,895
550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	572,132
445	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2010, 5.000%, 7/01/44	7/20 at 100.00	A	447,990
	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017:
500	5.000%, 7/01/34	7/27 at 100.00	A	550,645
495	5.000%, 7/01/42	7/27 at 100.00	A	533,917
2,500	Ohio State, Capital Facilities Lease-Appropriation Bonds, Special Obligation, Administrative Building Fund Projects, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	2,949,700
2,040	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32	1/28 at 100.00	AA	2,438,963
2,450	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	3,006,419
375	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.000%, 12/01/20	No Opt. Call	BB-	380,464
25,900	Total Ohio			29,777,654

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 0.6%
$2,000	Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	AA-	$2,344,780
	Kingfisher Special Projects Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, Series 2020:
550	4.000%, 3/01/24	No Opt. Call	A	604,241
2,170	4.000%, 3/01/28	No Opt. Call	A	2,530,155
500	Marshall County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%, 9/01/32	9/27 at 100.00	A-	584,880
1,370	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA-	1,592,200
6,590	Total Oklahoma			7,656,256
	Oregon – 0.7%
950	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/38	6/29 at 100.00	Aa2	1,173,829
750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A	787,440
2,000	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/31	6/27 at 100.00	Aa1	2,459,500
2,710	Multnomah County, Oregon, General Obligation Bonds, Full Faith & Credit Series 2017, 5.000%, 6/01/29	6/27 at 100.00	AAA	3,376,660
860	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A, 5.250%, 4/01/24 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	893,600
245	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	7/20 at 100.00	N/R	245,897
7,515	Total Oregon			8,936,926
	Pennsylvania – 3.4%
650	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/22	No Opt. Call	Baa3	669,162
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	99,058
1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	1,066,090
700	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/31	8/25 at 100.00	AA-	818,391
	Delaware County Authority, Revenue Bonds, Elwyn, Inc Project, Series 2017:
1,750	5.000%, 6/01/32	6/25 at 102.00	BBB-	1,763,405
1,760	5.000%, 6/01/37	6/25 at 102.00	BBB-	1,724,307
1,350	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,399,059
1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 17.124%, 7/01/42 (Pre-refunded 1/01/22), 144A (IF)	1/22 at 100.00	N/R (5)	1,456,487

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017A:
$1,000	5.000%, 12/15/26	No Opt. Call	AA	$1,201,490
500	5.000%, 12/15/27	No Opt. Call	AA	612,885
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017B:
500	5.000%, 12/15/26	No Opt. Call	AA	600,745
500	5.000%, 12/15/27	No Opt. Call	AA	612,885
1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,312,175
3,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/34	9/28 at 100.00	A	4,013,280
1,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 4.125%, 12/31/38 (AMT)	6/26 at 100.00	BBB	915,410
2,290	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.000%, 9/01/45	3/25 at 100.00	A	2,399,141
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
2,000	4.000%, 8/15/44 (UB) (4)	8/29 at 100.00	AA	2,120,300
3,000	4.000%, 8/15/49 (UB) (4)	8/29 at 100.00	AA	3,166,440
500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	542,810
865	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23, 144A	6/20 at 100.00	BB	866,851
1,845	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%, 9/01/36	3/27 at 100.00	A	2,009,076
430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A	503,199
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (AMT)	6/25 at 100.00	A	1,690,995
3,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/35 (AMT)	7/27 at 100.00	A	3,343,710
250	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2014A, 5.000%, 7/15/25	1/24 at 100.00	A	283,785
600	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 – AGM Insured	9/29 at 100.00	AA	749,910
4,740	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/38 (UB) (4)	6/29 at 100.00	Aa3	5,616,900
725	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, 5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa3	690,541
590	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%, 1/15/35	1/25 at 100.00	Aa1	680,772
39,135	Total Pennsylvania			42,929,259

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.4%
$1,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2015, 5.000%, 11/01/40	11/25 at 100.00	A	$1,616,865
	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016:
1,500	5.000%, 5/15/30	5/26 at 100.00	BBB+	1,627,650
2,200	5.000%, 5/15/31	5/26 at 100.00	BBB+	2,371,226
5,200	Total Rhode Island			5,615,741
	South Carolina – 1.3%
1,000	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2013A, 5.250%, 7/01/21 (AMT)	No Opt. Call	A+	1,041,350
	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019:
1,000	5.000%, 7/01/36	7/29 at 100.00	A+	1,181,560
800	5.000%, 7/01/37	7/29 at 100.00	A+	941,992
3,005	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Wofford College, Series 2019, 5.000%, 4/01/49	4/29 at 100.00	A-	3,098,876
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
165	5.750%, 11/01/23	No Opt. Call	N/R	167,492
180	7.000%, 11/01/33	11/24 at 100.00	N/R	190,397
785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (5)	937,667
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
2,840	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A+	3,229,818
450	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	495,760
2,525	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa3 (5)	2,676,146
	Spartanburg County School District 7, South Carolina, General Obligation Bonds, Series 2018B:
825	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,052,923
1,495	5.000%, 3/01/38	3/29 at 100.00	Aa1	1,827,922
15,070	Total South Carolina			16,841,903
	South Dakota – 0.3%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	AA-	1,138,570
2,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	3,104,044
3,765	Total South Dakota			4,242,614
	Tennessee – 0.8%
1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,010,410

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$1,820	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	A	$2,068,066
1,400	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/27	No Opt. Call	BBB	1,637,860
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A:
105	4.625%, 6/15/27, 144A (6)	No Opt. Call	N/R	63,000
300	5.500%, 6/15/37, 144A (6)	6/27 at 100.00	N/R	180,000
830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	915,507
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40	7/23 at 100.00	AA	1,641,615
1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (AMT)	7/25 at 100.00	A+	1,498,837
1,245	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B, 5.000%, 11/01/35	11/25 at 100.00	AA+	1,447,711
9,550	Total Tennessee			10,463,006
	Texas – 13.2%
1,535	Alamo Community College District, Bexar County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 8/15/36	8/27 at 100.00	AAA	1,835,200
560	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%, 12/01/35	6/27 at 100.00	AAA	656,152
1,535	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26	No Opt. Call	BBB-	1,438,802
485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	569,962
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
500	5.000%, 1/01/32	1/27 at 100.00	BBB-	470,865
500	5.000%, 1/01/33	1/27 at 100.00	BBB-	465,610
	Austin, Texas, Airport System Revenue Bonds, Series 2017A:
890	5.000%, 11/15/35	11/26 at 100.00	A1	1,003,359
5,000	5.000%, 11/15/41	11/26 at 100.00	A1	5,561,150
5,000	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A1	5,399,100
2,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/33 (AMT)	11/29 at 100.00	A1	2,278,900
3,200	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA	3,637,472
1,000	Austin-Berghorst Landhost Enterprises, Inc, Texas, Airport Hotel Revenue Bonds, Refunding & Improvement Senior Series 2017, 5.000%, 10/01/35	10/27 at 100.00	A-	1,092,940
1,750	Brazoria County Toll Road Authority, Texas, Toll Road Revenue Bond, Refunding Limited Contract Tax & Subordinate Lien Series 2020, 5.000%, 3/01/49	3/27 at 100.00	AA+	1,979,845

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,825	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	A-	$1,904,990
1,210	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB+	1,320,183
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
360	5.000%, 1/01/35	7/25 at 100.00	A-	384,653
1,695	5.000%, 1/01/40	7/25 at 100.00	A-	1,800,802
410	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21 (ETM)	No Opt. Call	A- (5)	420,484
140	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB-	138,194
5,345	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/41	12/25 at 100.00	AA+	6,071,385
5,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (AMT)	11/22 at 100.00	A+	6,177,639
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Pre-refunded 11/01/20) (AMT)	11/20 at 100.00	A+ (5)	2,039,740
870	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	938,269
4,165	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45 (UB) (4)	4/30 at 100.00	A+	4,432,643
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/43 (UB) (4)	4/28 at 100.00	AA+	5,846,600
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
955	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,033,300
1,230	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,330,848
9,000	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding Series 2017A, 4.000%, 10/01/37 (4)	10/27 at 100.00	AAA	10,062,090
605	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/26	11/24 at 100.00	BBB+	612,193
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series Series 2018A:
2,625	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A1	2,974,361
2,000	5.000%, 7/01/35 (AMT)	7/28 at 100.00	A1	2,222,320
1,750	5.000%, 7/01/36 (AMT)	7/28 at 100.00	A1	1,936,900
1,665	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/32 (AMT)	7/28 at 100.00	AA	1,886,445
1,630	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/29 (AMT)	7/22 at 100.00	A+	1,718,851
2,855	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2013A, 5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (5)	3,190,948

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	A	$1,528,338
4,825	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 8/15/46	2/28 at 100.00	AAA	5,732,679
1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/32 (AMT)	11/25 at 100.00	A1	1,052,550
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	561,385
300	5.000%, 1/01/25	1/24 at 100.00	A	337,059
1,000	Montgomery County Municipal Utility District 47, Texas, Waterworks and Sewer System Unlimited Tax Bonds, Series 2020, 1.500%, 10/01/29	10/25 at 100.00	Aa3	955,580
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
1,585	5.000%, 9/15/29	9/25 at 100.00	BBB-	1,674,727
1,060	5.000%, 9/15/31	9/25 at 100.00	BBB-	1,113,435
585	New Hope Cultural Education Facilities Finance Corporation, Texas, Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton, LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	645,881
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,500	5.000%, 7/01/23	No Opt. Call	Caa1	1,347,270
750	5.000%, 7/01/30	7/25 at 100.00	Caa1	631,035
2,895	North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/29	1/26 at 100.00	BBB	3,053,530
2,950	North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B, 5.000%, 1/01/36	1/26 at 100.00	BBB-	3,042,866
2,120	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A, 4.000%, 12/15/38	12/29 at 100.00	AA-	2,411,627
	North Houston Development Corporation, Texas, Tax Increment Contract Revenue Bonds, Refunding Series 2019:
880	3.000%, 9/01/36 – AGM Insured	9/29 at 100.00	AA	870,795
1,000	3.000%, 9/01/37 – AGM Insured	9/29 at 100.00	AA	987,030
1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB- (5)	1,082,990
3,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	3,495,000
1,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/31	1/28 at 100.00	A	1,758,195
	Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2018:
1,050	5.000%, 6/01/34 (AMT)	6/28 at 100.00	A	1,241,825
1,105	5.000%, 6/01/35 (AMT)	6/28 at 100.00	A	1,301,336

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,500	San Antonio, Texas, Airport System Revenue Bonds, Improvement Series 2015, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A+	$1,640,415
4,140	San Antonio, Texas, Water System Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/29	5/22 at 100.00	AA+	4,471,945
1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,664,196
890	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University Project, Refunding Series 2017, 5.000%, 10/01/39	10/27 at 100.00	AA-	1,037,304
3,975	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020, 3.000%, 12/01/40	12/29 at 100.00	AA	3,989,827
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
2,000	5.000%, 12/31/31	12/29 at 100.00	Baa2	2,227,540
3,185	5.000%, 12/31/34	12/29 at 100.00	Baa2	3,499,137
2,420	5.000%, 12/31/36	12/29 at 100.00	Baa2	2,639,179
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	372,369
455	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	501,456
220	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	6/20 at 100.00	BB-	220,279
1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (AMT)	8/24 at 100.00	AAA	1,440,216
	Texas State, General Obligation Bonds, Refunding College Student Loan Series 2019:
4,230	5.000%, 8/01/32 (AMT)	No Opt. Call	AAA	5,560,800
4,445	5.000%, 8/01/33 (AMT)	No Opt. Call	AAA	5,890,825
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	2,317,860
1,330	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A (5)	1,456,922
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
500	5.000%, 8/15/24	No Opt. Call	A-	539,870
1,140	5.000%, 8/15/29	8/24 at 100.00	A-	1,209,905
1,250	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2016, 5.000%, 10/15/46	10/26 at 100.00	AAA	1,469,887
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,051,550
2,000	University of Houston, Texas, Consolidated Revenue Bonds, Refunding Series 2017C, 5.000%, 2/15/29	2/26 at 100.00	AA	2,380,280

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	6/20 at 100.00	BBB	$1,002,700
1,645	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A, 5.000%, 9/01/39	9/26 at 100.00	BBB	1,796,225
800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	972,160
152,425	Total Texas			169,011,175
	Utah – 1.0%
1,255	Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38	6/28 at 100.00	AA+	1,527,548
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A:
1,875	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A+	2,097,769
2,280	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A+	2,541,220
2,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/30 (AMT)	7/28 at 100.00	A+	2,311,660
100	Utah Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB-	100,555
1,550	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB	1,554,975
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
500	5.000%, 10/15/29	10/27 at 100.00	AA	610,665
500	5.000%, 10/15/31	10/27 at 100.00	AA	603,770
400	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47	5/24 at 100.00	AA+	419,776
	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	532,925
520	5.400%, 10/15/36 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	555,365
11,480	Total Utah			12,856,228
	Vermont – 0.2%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B:
1,270	5.000%, 12/01/37	6/26 at 100.00	A+	1,393,965
1,500	5.000%, 12/01/38	6/26 at 100.00	A+	1,642,905
2,770	Total Vermont			3,036,870
	Virginia – 1.4%
1,065	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,219,542
3,375	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 28 Project, Refunding Series 2016B, 3.000%, 4/01/36	4/26 at 100.00	AA+	3,506,422

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (4)	5/28 at 100.00	AA+	$2,134,420
1,400	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,Mary Washington Healthcare Obligated Group, Refunding Series 2014, 5.000%, 6/15/33	6/24 at 100.00	A3	1,508,318
3,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	3,081,450
2,135	Lynchburg, Virginia, General Obligation Bonds, Public Improvement, Series 2020, 5.000%, 8/01/28	No Opt. Call	AA+	2,711,621
475	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 5.000%, 6/15/27	6/26 at 100.00	A3	543,828
815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,160,527
1,750	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	1,767,710
40	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 4.750%, 1/01/25 (AMT)	7/22 at 100.00	BBB	40,292
16,055	Total Virginia			17,674,130
	Washington – 2.7%
	Camas, Washington, Water and Sewer Revenue Bonds, Series 2019:
720	5.000%, 12/01/44	12/28 at 100.00	Aa3	858,089
1,255	5.000%, 12/01/47	12/28 at 100.00	Aa3	1,490,664
3,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/35 (UB) (4)	11/26 at 100.00	AAA	3,510,870
1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (AMT)	7/21 at 100.00	AA+	1,784,558
2,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011B, 5.500%, 7/01/26 (AMT)	7/21 at 100.00	AA+	2,623,750
1,915	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A, 5.000%, 7/01/36	7/29 at 100.00	Aa2	2,365,734
1,705	King County School District 415 Kent, Washington, General Obligation Bonds, Series 2019, 4.000%, 12/01/38	12/29 at 100.00	Aaa	1,928,031
1,355	Lakewood Water District, Pierce County, Washington, Water Revenue Bonds, 2019A, 5.000%, 12/01/44 (AMT)	12/28 at 100.00	AA-	1,581,854
1,975	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	AA-	2,130,116
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/29 (AMT)	10/24 at 100.00	AA-	2,201,260
5,000	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2012A, 5.000%, 8/01/29	8/22 at 100.00	AA-	5,319,200
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	1,026,120

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (4)	10/27 at 100.00	Aa2	$2,278,460
5,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/36	7/28 at 100.00	A1	5,184,700
31,125	Total Washington			34,283,406
	West Virginia – 0.2%
1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,230,811
250	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A, 4.000%, 6/01/35	6/26 at 100.00	A	261,788
1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	1,424,312
2,650	Total West Virginia			2,916,911
	Wisconsin – 1.5%
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (5)	158,690
905	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (AMT)	No Opt. Call	BBB+	911,344
1,775	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	1,855,620
485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 16.797%, 4/01/38, 144A (IF) (4)	4/23 at 100.00	AA-	574,798
1,670	Waukesha, Wisconsin, General Obligation Bonds, Anticipation Notes Series 2020C, 3.000%, 7/01/21 (WI/DD, Settling 5/14/20)	5/21 at 100.00	N/R	1,698,524
685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2012, 5.000%, 11/15/44	11/22 at 100.00	AA-	689,843
2,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/34	2/26 at 100.00	A-	2,602,222
335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB+	370,456
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,840	5.000%, 9/01/28	9/27 at 100.00	BBB-	2,085,474
700	5.000%, 9/01/29	9/27 at 100.00	BBB-	786,639
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	5,747,150
1,505	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	1,808,709
17,460	Total Wisconsin			19,289,469
	Wyoming – 0.3%
1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (5)	1,045,020

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
$2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	$2,084,200
1,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34 – BAM Insured	1/27 at 100.00	AA	1,175,280
4,000	Total Wyoming			4,304,500
$1,173,203	Total Long-Term Investments (cost $1,289,061,581)			1,300,656,264
	Floating Rate Obligations – (7.4)%			(94,365,000)
	Other Assets Less Liabilities – 5.5%			70,545,375
	Net Assets – 100%			$1,276,836,639
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,300,656,264	$ —	$1,300,656,264

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    April 30, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.